SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,679		$ 1,650
Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.25%	6.25%
Subsidiary preferred equity units	$ 586		574
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%
Subsidiary preferred equity units	$ 555		546
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%
Subsidiary preferred equity units	$ 538		530
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares	142		142
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares	$ 564		586
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	842,534	842,534
Cumulative Dividend Rate	5.25%	5.25%
Subsidiary Preferred Shares	$ 21		23
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	556,746	556,746
Cumulative Dividend Rate	5.75%	5.75%
Subsidiary Preferred Shares		$ 11		$ 13
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	789,718	789,718
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares		$ 16		18
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 4
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	594,994	594,994
Cumulative Dividend Rate	5.20%	5.20%
Subsidiary Preferred Shares		$ 12		$ 18
Real Estate | BSREP II RH B LLC (“Manufactured Housing”) preferred capital
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares
Cumulative Dividend Rate	9.00%	9.00%
Subsidiary Preferred Shares	$ 249		249
Real Estate | Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares	$ 142		142
Real Estate | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	10,000	10,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares	$ 40		40
Real Estate | Preferred equity held by third party investor in Forest City Enterprises L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares	$ 0		10
Real Estate | Preferred equity held by third party investor in BIP Investment Corporation Series 1 Senior preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	4,000,000	4,000,000
Cumulative Dividend Rate	5.85%	5.85%
Subsidiary Preferred Shares	$ 73		$ 73